Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Schedule of inventories

	2022	2021

Stores	1,286	1,646
Distribution centers	809	773
Inventories – Éxito Group	-	2,884
Real Estate Inventory – Éxito Group	-	50
Allowance for losses on inventory obsolescence and damages (note 9.2)	(49)	(96)
	2,046	5,257

Schedule of estimated losses on obsolescence and breakage

	2022	2021	2020

At the beginning of the year	(96)	(72)	(95)
Additions	(113)	(63)	(40)
Business combination	-	-	-
Write-offs / reversal	141	37	16
Foreign currency translation adjustment	5	2	(4)
Deconsolidation of Sendas	-	-	51
Assets held for sale or distribution and discontinued operations	14	-	-
At the end of the year	(49)	(96)	(72)